SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS [Abstract]
Common shares, authorized	$ 125,000	$ 125,000
Common shares, par value (in dollars per share)	$ 1	$ 1
Common shares, authorized (in shares)	125,000,000	125,000,000
Common shares, issued	79,125	79,125
Common shares, issued (in shares)	79,125,000	79,125,000
Options exercised by former employee (in shares)	100,000
Exercise price of options (in dollars per share)	$ 6.85
Amortization of deferred equity contributions	$ 5,276	$ 16,211